Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021		Dec. 31, 2021	Dec. 31, 2020
Operating activities
Net (loss) income	$ (14,870)	$ (15,429)		$ (40,617)	$ 4,345
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash interest expense related to debt financing and royalty obligation, net of payments	(3,785)	4,640		13,065	12,459
Settlement of interest with payment-in-kind note				3,125
Non-cash gain on partial extinguishment of senior notes				(296)
Change in fair value of warrant liability	(642)	0		(12,508)	(551)
Change in fair value of derivative liability				0	(66,340)
Stock-based compensation expense	432	176		668	825
Depreciation	7	5		25	18
Changes in operating assets and liabilities:
Accounts receivable	(1,664)	(825)		(1,941)	(4,400)
Inventory	(716)	(2,177)		(8,357)	1,104
Prepaid expenses	290	(275)		(2,830)	(804)
Accounts payable	111	4,082		1,838	7,728
Accrued expenses	3,173	2,839		3,629	2,864
Deferred revenue	396	(78)		413	1,172
Net cash used in operating activities	(17,268)	(7,042)		(43,786)	(41,580)
Investing activities
Purchases of property and equipment	(10)	(11)		(25)	(63)
Net cash used in investing activities	(10)	(11)		(25)	(63)
Financing activities
Proceeds from business combination, net				17,009
Proceeds from issuance of convertible notes payable	0	7,184		23,591	1,611
Proceeds from issuance of senior notes payable				8,592	49,125
Proceeds from issuance of common stock and warrants, net of issuance costs				13,801
Proceeds from PPP loan				0	488
Repayment of PPP loan				0	(488)
Debt issuance costs				0	(3,516)
Net cash provided by financing activities	0	7,184		62,993	47,220
Net (decrease) increase in cash and cash equivalents	(17,278)	131		19,182	5,577
Cash and cash equivalents—beginning of period	26,415	7,233		7,233	1,656
Cash and cash equivalents—end of period	9,137	7,364		26,415	7,233
Supplemental disclosure of cash flow information:
Senior secured note principal and royalty obligation balance conversion to shares of common stock upon merger (Note 3)				28,254
Convertible notes principal and accrued interest balance conversion to shares of common stock upon merger (Note 3)				103,267
Accretion of redeemable convertible preferred stock to redemption value, including dividends on preferred stock	0	3,939		7,737	14,682
Conversion of convertible notes payable into Series D redeemable convertible preferred stock	0	3,360		3,360
Conversion of Series D redeemable convertible preferred stock into share of common stock	0	11,829	[1]	209,290
Cash paid for interest	$ 5,750	$ 0		0	$ 3,125
Value of warrants assumed upon merger (Note 3)				$ 14,075

[1]	Relates to activity associated with the Redeemable Convertible Preferred Stock prior to the reverse recapitalization on September 9, 2021. As all common shares have been retroactively restated to give effect to the Business Combination, there are no shares of common stock associated with the conversion of Series D redeemable convertible preferred stock.